Investment in Affiliated Company (Details) - Schedule of investment in a warrants investment - Warrant Investment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment in Affiliated Company (Details) - Schedule of investment in a warrants investment [Line Items]
Warrants investment, Beginning balance	$ 345	$ 4,033
Warrants sold to third parties (see note 4C3)	(21)
Revaluation (see note 4C3)	(324)
Warrants investment, Ending balance		345
Warrants exercised (see note 4C2)		(4,004)
Revaluation of other investments (see note 4C1)		$ 316